                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Reportfor the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]: Amendment Number:

   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Richard Pender
Title:  Managing Director - Global Equities
Phone:  (301) 215-8697

Signature, Place, and Date of Signing:

      Richard Pender        Chevy Chase, Maryland            10/18/06
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]







Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 1,993,786,854

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None.

FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
--------                        -------------- --------- ---------------- ------------------ -------- -------- ----------------
                                                                                                               VOTING AUTHORITY
                                                              VALUE        SHRS OR  SH/ PUT/ INVSTMT   OTHER   ----------------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP        (x$1000)      PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
--------------                  -------------- --------- ---------------- --------- --- ---- -------- -------- ---- ------ ----
ADOLOR CORP                     COMMON         00724X102       260,062.50    18,750 SH  N/A    SOLE     N/A     X    N/A   N/A
ADVANCIS PHARMACEUTICAL CORP    COMMON         00764L109     1,373,382.00   228,897 SH  N/A    SOLE     N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC      COMMON         015384100     3,410,141.88   424,147 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLTEL CORP                     COMMON         020039103    47,175,000.00   850,000 SH  N/A    SOLE     N/A     X    N/A   N/A
AMERICAN INTERNATIONAL GROUP    COMMON         026874107    79,512,000.00 1,200,000 SH  N/A    SOLE     N/A     X    N/A   N/A
APPLE COMPUTER INC              COMMON         037833100    78,904,500.00 1,025,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CAREMARK RX INC                 COMMON         141705103    65,170,500.00 1,150,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CELGENE CORP                    COMMON         151020104       260,839.20     6,024 SH  N/A    SOLE     N/A     X    N/A   N/A
CITIGROUP INC                   COMMON         172967101    79,472,000.00 1,600,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CLINICAL DATA INC               COMMON         18725U109         3,250.35       233 SH  N/A    SOLE     N/A     X    N/A   N/A
CONOCOPHILLIPS                  COMMON         20825C104    59,530,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CURIS INC                       COMMON         231269101        33,869.14    24,722 SH  N/A    SOLE     N/A     X    N/A   N/A
CVS CORP                        COMMON         126650100    51,392,000.00 1,600,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CYTRX                           COM NEW        232828301       191,225.17   150,571 SH  N/A    SOLE     N/A     X    N/A   N/A
DEERE & COMPANY                 COMMON         244199105    58,737,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DELL INC.                       COMMON         24702R101    55,958,000.00 2,450,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DENDREON CORP                   COMMON         24823Q107         1,801.41       403 SH  N/A    SOLE     N/A     X    N/A   N/A
DISNEY WALT CO                  COM DISNEY     254687106    64,911,000.00 2,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
FAVRILLE INC                    COMMON         312088404       660,277.80   151,788 SH  N/A    SOLE     N/A     X    N/A   N/A
GENENTECH INC                   COM NEW        368710406    62,025,000.00   750,000 SH  N/A    SOLE     N/A     X    N/A   N/A
GENERAL ELECTRIC COMPANY        COMMON         369604103    57,362,500.00 1,625,000 SH  N/A    SOLE     N/A     X    N/A   N/A
GERON CORP                      COMMON         374163103         1,567.50       250 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI EAFE INDEX FUND    MSCI EAFE IDX  464287465    37,262,500.00   550,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS
INDEX FD                        MSCI EMERG MKT 464287234   183,621,075.00 1,897,500 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI JAPAN INDEX FUND   MSCI JAPAN IDX 464286848    38,453,600.00 2,840,000 SH  N/A    SOLE     N/A     X    N/A   N/A
JACOBS ENGINERERING GROUP       COMMON         469814107     3,736,500.00    50,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEHMAN BROTHERS HOLDINGS INC    COMMON         524908100    81,246,000.00 1,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEXICON GENETICS                COMMON         528872104       313,592.37    83,181 SH  N/A    SOLE     N/A     X    N/A   N/A
LIGAND PHARMACEUTICAL INC       CLASS B        53220K207        69,707.72     6,943 SH  N/A    SOLE     N/A     X    N/A   N/A
NASDAQ 100 INDEX TRACKING STOCK UNIT SER 1     631100104   136,177,500.00 3,350,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PEABODY ENERGY CORP             COMMON         704549104    36,780,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PFIZER INC                      COMMON         717081103    60,974,000.00 2,150,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY        COMMON         742718109    68,178,000.00 1,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUALCOMM INC                    COMMON         747525103    58,160,000.00 1,600,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUEST DIAGNOSTICS INC           COMMON         74834L100    55,044,000.00   900,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SCHLUMBERGER LTD                COMMON         806857108    55,827,000.00   900,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SENOMYX INC                     COMMON         81724Q107        69,964.24     4,552 SH  N/A    SOLE     N/A     X    N/A   N/A
SLM CORP                        COMMON         78442P106    74,071,500.00 1,425,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPDR TRUST SERIES 1             UNIT SER 1     78462F103   287,197,000.00 2,150,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPRINT NEXTEL CORP              COM FON        852061100    53,165,000.00 3,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
STEMCELLS INC                   COMMON         85857R105         3,195.00     1,500 SH  N/A    SOLE     N/A     X    N/A   N/A
XENOPORT INC                    COMMON         98411C100     2,134,388.97   104,781 SH  N/A    SOLE     N/A     X    N/A   N/A
                                                         1,993,786,853.87